Note 2 - Long-term Debt and Capital Lease Obligations (Details) - Long-term Debt - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Long-term Debt, Unclassified [Abstract]
Senior secured revolving credit facility maturing on April 19, 2016	$ 315,000	$ 150,000
Capital leases	38,748	17,065
Total debt and capital lease obligations	353,748	167,065
Less: amount maturing within one year	(3,873)	(2,860)
Long-term debt and capital lease obligations	$ 349,875	$ 164,205